Cover	Jan. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2020
Entity File Number	001-35060
Entity Registrant Name	PACIRA BIOSCIENCES, INC.
Entity Central Index Key	0001396814
Entity Tax Identification Number	51-0619477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Sylvan Way
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	254-3560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false